Financial risk management - Sensitivity analysis for interest rates (Details) $ in Thousands	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares
Financial risk management
Accrued interest	$ 49,575	$ 93,223	$ 144,387
U.S. Dollar
Financial risk management
Exchange rate | $ / shares	18.8727	19.6566	19.7354
Three-month LIBOR
Financial risk management
Hypothetical unfavorable change in interest rate (as a percent)	10.00%	10.00%	10.00%
Hypothetical increase in financing expense through unfavorable change in debt variable interest rates	$ 179	$ 260	$ 244